Segment Information - Financial Information of Operating Segments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Gross written premiums	¥ 612,265	¥ 567,086	¥ 535,826
Net premiums earned	604,666	560,278	532,023
Investment income	154,497	139,919	125,167
Net realised gains on financial assets	14,583	1,831	(19,591)
Net fair value gains through profit or loss	21,900	19,251	(18,278)
Other income	9,315	8,195	8,098
Total revenues	804,961	729,474	627,419
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits	(113,609)	(127,877)	(248,736)
Accident and health claims and claim adjustment expenses	(52,395)	(50,783)	(40,552)
Increase in insurance contract liabilities	(414,797)	(330,807)	(189,931)
Investment contract benefits	(9,846)	(9,157)	(9,332)
Policyholder dividends resulting from participation in profits	(28,279)	(22,375)	(19,646)
Underwriting and policy acquisition costs	(84,342)	(81,396)	(62,705)
Finance costs	(3,747)	(4,255)	(4,116)
Administrative expenses	(37,687)	(40,275)	(37,486)
Statutory insurance fund contribution	(1,229)	(1,163)	(1,097)
Other expenses	(12,208)	(9,602)	(7,642)
Total benefits, claims and expenses	(758,139)	(677,690)	(621,243)
Net gains on investments of associates and joint ventures	7,666	8,011	7,745
Including: share of profit of associates and joint ventures	8,336	9,159	7,745
Segment results	54,488	59,795	13,921
Income tax	(3,103)	(781)	(1,985)
Net profit	51,385	59,014	11,936
Attributable to
Equity holders of the Company	50,268	58,287	11,395
Non-controlling interests	1,117	727	541
Other comprehensive income attributable to equity holders of the Company	25,699	34,847	(2,070)
Depreciation and amortisation	5,161	4,379	2,638
ASSETS
Financial assets	3,887,780	3,381,269
Others	265,274	244,617
Segment assets	4,153,054	3,625,886
Unallocated
Property, plant and equipment	52,747	51,758	47,281
Others	46,609	49,090
Total assets	4,252,410	3,726,734
Liabilities
Insurance contracts	2,973,225	2,552,736
Investment contracts	288,212	267,804
Securities sold under agreements to repurchase	122,249	118,088
Others	114,339	110,757
Segment liabilities	3,498,025	3,049,385
Unallocated
Others	297,454	268,007
Total liabilities	3,795,479	3,317,392
Operating segments [member] | Life [member]
Revenues
Gross written premiums	480,593	446,562	437,540
Net premiums earned	479,600	445,719	436,863
Investment income	140,963	129,334	116,721
Net realised gains on financial assets	13,523	1,646	(18,439)
Net fair value gains through profit or loss	17,727	16,947	(16,946)
Other income	1,284	1,110	1,088
Total revenues	653,097	594,756	519,287
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits	(108,862)	(124,194)	(245,786)
Increase in insurance contract liabilities	(382,132)	(303,479)	(167,090)
Investment contract benefits	(9,494)	(8,810)	(9,020)
Policyholder dividends resulting from participation in profits	(28,129)	(22,251)	(19,523)
Underwriting and policy acquisition costs	(60,841)	(57,071)	(43,108)
Finance costs	(2,798)	(3,288)	(3,304)
Administrative expenses	(23,360)	(25,328)	(23,728)
Statutory insurance fund contribution	(833)	(797)	(759)
Other expenses	(8,575)	(7,120)	(5,339)
Including: inter-segment expenses	(2,292)	(1,573)	(1,492)
Total benefits, claims and expenses	(625,024)	(552,338)	(517,657)
Segment results	28,073	42,418	1,630
Attributable to
Other comprehensive income attributable to equity holders of the Company	23,685	31,861	(2,579)
Depreciation and amortisation	3,086	2,671	1,589
ASSETS
Financial assets	3,537,020	3,111,140
Others	10,076	8,953
Segment assets	3,547,096	3,120,093
Liabilities
Insurance contracts	2,767,642	2,385,407
Investment contracts	271,757	252,362
Securities sold under agreements to repurchase	109,156	106,377
Others	84,668	80,820
Segment liabilities	3,233,223	2,824,966
Operating segments [member] | Life [member] | Term life [member]
Revenues
Gross written premiums	2,674	2,584	3,145
Operating segments [member] | Life [member] | Whole life [member]
Revenues
Gross written premiums	73,747	61,612	46,375
Operating segments [member] | Life [member] | Endowment [member]
Revenues
Gross written premiums	109,275	113,950	126,318
Operating segments [member] | Life [member] | Annuity [member]
Revenues
Gross written premiums	294,897	268,416	261,702
Operating segments [member] | Health [member]
Revenues
Gross written premiums	115,089	105,581	83,614
Net premiums earned	109,091	99,575	80,279
Investment income	9,202	7,849	6,393
Net realised gains on financial assets	877	100	(1,008)
Net fair value gains through profit or loss	1,148	1,027	(927)
Other income	75	60	84
Total revenues	120,393	108,611	84,821
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits	(4,714)	(3,649)	(2,922)
Accident and health claims and claim adjustment expenses	(44,987)	(44,613)	(33,801)
Increase in insurance contract liabilities	(32,445)	(27,209)	(22,966)
Investment contract benefits	(352)	(347)	(312)
Policyholder dividends resulting from participation in profits	(150)	(124)	(123)
Underwriting and policy acquisition costs	(15,921)	(16,554)	(11,806)
Finance costs	(183)	(200)	(181)
Administrative expenses	(8,677)	(9,075)	(7,881)
Statutory insurance fund contribution	(302)	(273)	(242)
Other expenses	(1,051)	(692)	(487)
Including: inter-segment expenses	(148)	(95)	(82)
Total benefits, claims and expenses	(108,782)	(102,736)	(80,721)
Segment results	11,611	5,875	4,100
Attributable to
Other comprehensive income attributable to equity holders of the Company	1,534	1,931	(141)
Depreciation and amortisation	1,118	917	505
ASSETS
Financial assets	222,559	183,142
Others	14,939	12,109
Segment assets	237,498	195,251
Liabilities
Insurance contracts	195,487	158,800
Investment contracts	16,455	15,442
Securities sold under agreements to repurchase	7,070	6,447
Others	6,013	5,687
Segment liabilities	225,025	186,376
Operating segments [member] | Accident [member]
Revenues
Gross written premiums	16,583	14,943	14,672
Net premiums earned	15,975	14,984	14,881
Investment income	462	443	441
Net realised gains on financial assets	44	6	(70)
Net fair value gains through profit or loss	58	58	(65)
Total revenues	16,539	15,491	15,187
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits	(33)	(34)	(28)
Accident and health claims and claim adjustment expenses	(7,408)	(6,170)	(6,751)
Increase in insurance contract liabilities	(220)	(119)	125
Underwriting and policy acquisition costs	(5,315)	(5,443)	(4,808)
Finance costs	(7)	(12)	(12)
Administrative expenses	(2,649)	(2,962)	(2,982)
Statutory insurance fund contribution	(94)	(93)	(96)
Other expenses	(241)	(169)	(140)
Including: inter-segment expenses	(8)	(5)	(5)
Total benefits, claims and expenses	(15,967)	(15,002)	(14,692)
Segment results	572	489	495
Attributable to
Other comprehensive income attributable to equity holders of the Company	78	109	(10)
Depreciation and amortisation	351	312	202
ASSETS
Financial assets	10,964	10,080
Others	675	572
Segment assets	11,639	10,652
Liabilities
Insurance contracts	10,096	8,529
Securities sold under agreements to repurchase	358	365
Others	370	346
Segment liabilities	10,824	9,240
Operating segments [member] | Others [member]
Revenues
Investment income	3,870	2,293	1,612
Net realised gains on financial assets	139	79	(74)
Net fair value gains through profit or loss	2,967	1,219	(340)
Other income	10,404	8,698	8,505
Including: inter-segment revenue	2,448	1,673	1,579
Total revenues	17,380	12,289	9,703
BENEFITS, CLAIMS AND EXPENSES
Underwriting and policy acquisition costs	(2,265)	(2,328)	(2,983)
Finance costs	(759)	(755)	(619)
Administrative expenses	(3,001)	(2,910)	(2,895)
Other expenses	(4,789)	(3,294)	(3,255)
Total benefits, claims and expenses	(10,814)	(9,287)	(9,752)
Net gains on investments of associates and joint ventures	7,666	8,011	7,745
Including: share of profit of associates and joint ventures	8,336	9,159	7,745
Segment results	14,232	11,013	7,696
Attributable to
Other comprehensive income attributable to equity holders of the Company	402	946	660
Depreciation and amortisation	606	479	342
ASSETS
Financial assets	117,237	76,907
Others	239,584	222,983
Segment assets	356,821	299,890
Liabilities
Securities sold under agreements to repurchase	5,665	4,899
Others	23,288	23,904
Segment liabilities	28,953	28,803
Elimination [member]
Revenues
Other income	(2,448)	(1,673)	(1,579)
Including: inter-segment revenue	(2,448)	(1,673)	(1,579)
Total revenues	(2,448)	(1,673)	(1,579)
BENEFITS, CLAIMS AND EXPENSES
Other expenses	2,448	1,673	1,579
Including: inter-segment expenses	2,448	1,673	1,579
Total benefits, claims and expenses	¥ 2,448	¥ 1,673	¥ 1,579